33. Noncurrent assets held for sale and discontinued operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	R$ 223	R$ 28,687	R$ 26,663
Non current liabilities held for sale		23,545	21,864
Via Varejo [Member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Assets held for sale				R$ 115
Net income (loss) from discontinued operations	R$ 87	R$ 91	R$ 32